LORD ABBETT MUNICIPAL INCOME FUND, INC.
90 Hudson Street
Jersey City, New Jersey 07302-3973

February 1, 2022

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549-47

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Ladies/Gentlemen:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the undersigned hereby certifies that

1.	the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 90 to the Registrant’s Registration Statement on Form N-1A filed by the Registrant on January 26, 2022; and

2.	the text of Post-Effective Amendment No. 90, which was the most recent Amendment to the Registration Statement, was filed electronically with the U.S. Securities and Exchange Commission on January 26, 2022.

Sincerely,

/s/Pamela P. Chen
Pamela P. Chen
Vice President and Assistant Secretary
Lord Abbett Funds